FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of significant unobservable inputs (Level 3 inputs) used in measuring the warrants
A summary of significant unobservable inputs (Level 3 inputs) used in measuring warrants issued during the year ended December 31, 2019 is as follows:

Exercise price	$2.55-$4.74
Expected volatility	72.29%
Risk free rate	1.5%-1.67%
Expected life (years)	4.65-5
Dividend yield	0%

Schedule of Changes in the Fair Value of Derivative Warrant Liability
The following table presents changes in the fair value of the derivative warrant liability recorded in respect of the warrants:

Balance as of December 31, 2018	$-

Issuance of warrants in connection with convertible notes (Note 6 (b))	445
Changes in fair value	2

Balance as of December 31, 2019	$447

Changes in fair value	1,105
Equity classification of a derivative warrant liability	(1,552)

Balance as of December 31, 2020	$-